Accrued Liabilities (Details) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Accrued Liabilities [Abstract]
Employee-related accruals (Note 22)	$ 6,716,000	[1]	$ 11,166,000	[1]
FDA provision	8,325,000	[2]	8,620,000	[2]
Captive insurance liability (Note 25)	4,492,000		6,402,000
Restructuring provision (Note 18)	4,004,000		7,356,000
AECL revenue share and waste disposal	3,004,000		6,677,000
Accrued transaction costs and closing adjustments for divestitures and discontinued operations	41,000		13,470,000
Other	26,332,000	[3]	24,366,000	[3]
Accrued liabilities	52,914,000		78,057,000
Annual incentive payout accruals	2,500,000		6,400,000
FDA payments to clients related to discontinued bioanalytical operations	$ 200,000		$ 9,900,000		$ 10,300,000
Number of legal claims served related to repeat study costs	2

[1]	Includes annual incentive payout accruals of $2.5 million (October 31, 2010 - $6.4 million).
[2]	The FDA provision was established in fiscal 2007 to address certain U.S. Food and Drug Administration (FDA) issues related to the Company's bioanalytical operations in its Montreal, Canada, facilities. Although the bioanalytical operations are part of MDS Pharma Services, Nordion has retained this potential liability following the sale of Early Stage (Note 3). The Company may, where appropriate, reimburse clients who have incurred or will incur third party audit costs or study re-run costs to complete the work required by the FDA and other regulators. Management regularly updates its analysis of this critical estimate based on all currently available information. Based on this analysis, the Company recorded a $9.9 million (2009 - $10.3 million; 2008 - $10.0 million) benefit from the revised estimate for future costs in "Loss from discontinued operations, net of income taxes" for the year ended October 31, 2010. As of October 31, 2010, management believes that the remaining provision of $8.6 million (October 31, 2009 - $18.5 million) is sufficient to cover any agreements reached with clients for study audits, study re-runs, and other related costs (Note 27). Included in this potential liability are amounts for two legal claims the Company has been served with related to repeat study costs.
[3]	Other includes derivative liabilities, royalties, tax reassessments and various miscellaneous payables.